Document and Entity Information	Oct. 11, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001487052
Document Type	8-K
Document Period End Date	Oct. 11, 2019
Entity Registrant Name	LEGACYTEXAS FINANCIAL GROUP, INC.
Entity Incorporation State Country Code	MD
Entity File Number	001-34737
Entity Tax Identification Number	27-2176993
Entity Address, Address Line One	5851 Legacy Circle
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	(972)
Local Phone Number	578-5000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	LTXB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false